Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of Cross Currency Swap Agreements
The following table reflects information relating to the cross-currency swaps as at December 31, 2014.

Principal Amount NOK	Principal Amount $	Floating Rate Receivable Reference Rate	Margin	Fixed Rate Payable	Fair Value / Carrying Amount of (Liability) $	Remaining Term (Years) Weighted- Average
700,000	125,000	NIBOR	5.25%	6.88%	(35,766)	2.3
900,000	150,000	NIBOR	4.35%	6.43%	(34,620)	3.7

					(70,386)

Interest Rate Swap Agreements

As at December 31, 2014, the Partnership was committed to the following interest rate swap agreements:

			Fair Value /
			Carrying	Weighted-
			Amount of	Average	Fixed
	Interest	Principal	Assets	Remaining	Interest
	Rate	Amount	(Liability)	Term	Rate
	Index	$	$	(years)	(%) (i)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swaps	LIBOR	90,000	(11,549)	3.7	4.9
U.S. Dollar-denominated interest rate swaps	LIBOR	100,000	(10,255)	2.0	5.3
U.S. Dollar-denominated interest rate swaps(ii)	LIBOR	181,250	(38,674)	14.0	5.2
U.S. Dollar-denominated interest rate swaps(ii)	LIBOR	74,979	(3,530)	6.6	2.8
U.S. Dollar-denominated interest rate swaps(iii)	LIBOR	320,000	(8,516)	1.3	2.9
U.S. Dollar-denominated interest rate swaps(iv)	LIBOR	125,667	(1,224)	4.0	1.7

EURIBOR-Based Debt:
Euro-denominated interest rate swaps(v)	EURIBOR	284,993	(45,810)	6.0	3.1

			(119,558)

(i)	Excludes the margins the Partnership pays on its floating-rate term loans, which, at December 31, 2014, ranged from 0.30% to 2.80%.
(ii)	Principal amount reduces semi-annually.
(iii)

These interest rate swaps are being used to economically hedge expected interest payments on future debt that is planned to be outstanding from 2016 to 2021. These interest rate swaps are subject to mandatory early termination in 2016 whereby the swaps will be settled based on their fair value at that time.

(iv)	Principal amount reduces quarterly.
(v)	Principal amount reduces monthly to 70.1 million Euros ($84.8 million) by the maturity dates of the swap agreements.

Location and Fair Value Amounts of Derivative Instruments

The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the Partnership’s consolidated balance sheets.

	Accounts			Accrued
	receivable/	Current		liabilities/	Current
	Advances	portion of		Advances	portion of
	to	derivative	Derivative	from	derivative	Derivative
	affiliates	assets	assets	affiliates	liabilities	liabilities
As at December 31, 2014
Interest rate swap agreements	—	—	441	(7,486)	(52,356)	(60,157)
Cross-currency swap agreement	—	—	—	(544)	(4,922)	(64,920)
Toledo Spirit time-charter derivative	—	—	—	(637)	(400)	(1,100)

	—	—	441	(8,667)	(57,678)	(126,177)

As at December 31, 2013
Interest rate swap agreements	4,608	17,044	59,467	(10,960)	(75,615)	(114,187)
Cross-currency swap agreement	—	—	—	(155)	(1,365)	(16,716)
Toledo Spirit time-charter derivative	1,544	1,400	3,400	—	—	—

	6,152	18,444	62,867	(11,115)	(76,980)	(130,903)

(Loss) Gain for Derivative Instruments Not Designated or Qualifying as Hedging Instruments

The effect of the (loss) gain on these derivatives on the Partnership’s consolidated statements of income is as follows:

	Year Ended December 31,
	2014			2013			2012
	Realized	Unrealized		Realized	Unrealized		Realized	Unrealized
	gains	gains		gains	gains		gains	gains
	(losses)	(losses)	Total	(losses)	(losses)	Total	(losses)	(losses)	Total
Interest rate swap agreements	(39,406)	4,204	(35,202)	(38,089)	18,868	(19,221)	(37,427)	5,200	(32,227)
Interest rate swap agreements termination	(2,319)	—	(2,319)	—	—	—	—	—	—
Toledo Spirit time-charter derivative	(861)	(6,300)	(7,161)	1,521	3,700	5,221	907	1,700	2,607

	(42,586)	(2,096)	(44,682)	(36,568)	22,568	(14,000)	(36,520)	6,900	(29,620)